COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details 2) (USD $) In Thousands, unless otherwise specified											6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Commercial real estate loans	Dec. 31, 2013 Commercial real estate loans	Jun. 30, 2013 Commercial real estate loans	Dec. 31, 2012 Commercial real estate loans	Dec. 31, 2011 Commercial real estate loans	Jun. 30, 2014 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration	Jun. 30, 2013 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration	Dec. 31, 2013 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration	Dec. 31, 2012 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration
Concentration of Credit Risk
Loan portfolio	$ 497,843	$ 479,171	$ 450,378	$ 443,959	$ 395,995	$ 272,870	$ 266,960	$ 240,702	$ 241,699	$ 196,378	$ 103,598	$ 95,510	$ 100,333	$ 95,151
Percentage of concentration risk under a specified benchmark											27.66%	27.80%	27.92%	27.75%